Income taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes	19. Income taxes
Total income tax expense consists of:

	2022	2021

Current tax expense	$69,701	$90,174
Deferred tax (recovery) expense	(8,477)	47,899
	$61,224	$138,073

Income tax expense attributable to each geographical jurisdiction for the Company is as follows:

	2022	2021

Turkiye	$30,366	$93,144
Canada	16,934	36,622
Greece	13,924	8,307
	$61,224	$138,073

The key factors affecting income tax expense for the years are as follows:

	2022	2021

Earnings from continuing operations before income tax	$11,856	$157,464
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$3,201	$42,515

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	1,032	(14,322)
Reduction in Greek income tax rate	—	(11,434)
(Decrease) increase in Turkish income tax rate	(4,755)	6,150
Turkish investment tax credits	(9,958)	(47,394)
Québec mineral tax	12,539	12,089
Non-tax effected operating losses	1,910	9,477
Non-deductible expenses and other items	9,194	33,406
Flow-through share renouncement	4,388	6,397
Impairment and write-down of Stratoni assets	—	13,359
Turkish inflation adjustment exemption benefit	(18,048)	(10,761)
Foreign exchange related to the weakening of the Turkish Lira	26,619	77,254
Foreign exchange and other translation adjustments	14,079	13,636
Future and current withholding tax on foreign income dividends	19,993	7,655
Other	1,030	46
Income tax expense	$61,224	$138,073
19. Income taxes (continued)
On January 22, 2022, a decrease in the corporate income tax rate in Turkiye was enacted for certain qualifying corporations on specified income. The corporate income tax rate reduced from 23% to 22% in 2022 and will reduce from 20% to 19% in 2023 onwards. The reduction is effective retroactively from January 1, 2022 and onwards. The opening deferred tax liability and the deferred tax expense for the year ended December 31, 2022 were reduced by $4,755 for the year ended December 31, 2022 due to the tax rate reduction.
On April 16, 2021, an increase in the corporate income tax rate in Turkiye was enacted. The corporate income tax rate was 20% at the beginning of 2021, and upon enactment increased to 25% for 2021, 23% for 2022 and will return to 20% for 2023 onwards. The increase was effective on July 1, 2021 with retroactive application to January 1, 2021. The opening deferred tax liability and the deferred tax expense for the year ended December 31, 2021 were increased by $6,150 due to the tax rate increase.
On May 18, 2021, the Greek government enacted new tax law provisions to reduce the corporate income tax rate from 24% to 22%. The Greek corporate tax rate reduction will be effective retroactively from January 1, 2021 and onwards. The opening deferred tax liability and the deferred tax expense for the year ended December 31, 2021 were reduced by $11,434 due to the tax rate reduction.
The change in the Company’s net deferred tax position was as follows:

	2022	2021
Net deferred income tax liability
Balance at January 1,	$439,195	$414,554
Deferred income tax (recovery) expense in the statement of operations	(8,477)	47,899
Deferred tax assets from acquisition of QMX Gold Corporation	—	(14,122)
Deferred tax (recovery) expense related to discontinued operations	(20,039)	1,897
Deferred tax impact on disposition of Tocantinzinho	—	(11,010)
Deferred tax recovery in the consolidated statement of other comprehensive income	(460)	(23)
Balance at December 31,	$410,219	$439,195

The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (Recovery)
	2022	2021	2022	2021	2022	2021

Property, plant and equipment	$—	$—	$446,695	$490,868	$(44,173)	$37,727
Loss carryforwards	17,532	19,166	—	—	1,634	22,206
Liabilities	27,960	34,012	—	—	6,052	(5,909)
Future withholding taxes	—	—	5,555	—	5,555	(6,234)
Other items	—	6,882	3,461	8,387	2,416	2,006
	$45,492	$60,060	$455,711	$499,255	$(28,516)	$49,796
Less: Discontinued operations	—	(7,632)	—	(27,671)	20,039	(1,897)
Balance at December 31,	$45,492	$52,428	$455,711	$471,584	$(8,477)	$47,899
19. Income taxes (continued)

Unrecognized deferred tax assets	2022	2021

Tax losses	$191,448	$192,880
Other deductible temporary differences	99,835	85,142
	$291,283	$278,022

Unrecognized tax losses
The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income that can be reduced by the tax losses. Cumulative losses with a deferred tax benefit of $191,448 (2021 – $192,880) have not been recognized. The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2022	Expiry date	2021	Expiry date

Canadian net operating loss carryforwards	$448,935	2029-2042	$490,774	2026-2041
Canadian capital losses	229,146	none	240,081	none
Greek net operating loss carryforwards	177,188	2023-2027	125,401	2022-2026
Romanian net operating loss carryforwards	1,837	2023-2029	1,817	2022-2028

Deductible temporary differences
At December 31, 2022 the Company had deductible temporary differences for which deferred tax assets of $99,835 (2021 – $85,142) have not been recognized because it is not probable that future taxable profits will be available against which the Company can utilize the benefits. The vast majority of these temporary benefits have no expiry date.
Temporary differences associated with investments in subsidiaries
The Company has not recognized deferred tax liabilities in respect of historical unremitted earnings of foreign subsidiaries for which we are able to control the timing of the remittance and are considered reinvested for the foreseeable future. At December 31, 2022, these earnings amount to $895,198 (2021 – $1,032,084). Substantially all of these earnings would be subject to withholding taxes if they were remitted by the foreign subsidiaries.
Other factors affecting taxation
During 2022, deferred tax expense of $35,863 (2021 – $54,587) was recognized due to the net decrease in the value of future tax deductions as a result of foreign exchange movements. Of this expense, $21,869 was due to movements in the Turkish Lira and $13,995 was due to movements in the Euro, both of which weakened through 2022. The Company expects that any future significant foreign exchange movements in the Turkish Lira or Euro in relation to the U.S. dollar could cause significant volatility in the deferred income tax expense or recovery.